SCHEDULE OF STOCK OPTION ACTIVITY UNDER THE 2010 AND 2019 PLAN (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares options outstanding	759,922
Weighted average exercise price options outstanding	$ 17.48
Aggregate intrinsic value options outstanding	$ 1,139.29
Weighted average remaining contractual term options outstanding	7 years 8 months 15 days	[1]	6 years 21 days
Number of shares options outstanding	677,424
Weighted average exercise price options granted	$ 2.24
Number of shares options outstanding	(561,097)
Weighted average exercise price options forfeited or expired	$ 16.84
Number of shares options outstanding	876,249	[1]	759,922
Weighted average exercise price options outstanding	$ 6.11	[1]	$ 17.48
Number of shares options vested	542,685
Weighted average exercise price options vested	$ 7.24
Weighted average remaining contractual term options vested	6 years 10 months 20 days

[1]	Options outstanding include options vested and expected to vest